Advances to Suppliers (Tables)	6 Months Ended
Jun. 30, 2026
Advances to Suppliers [Abstract]
Schedule of Advances to Suppliers
	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Advances for materials and services (1)	5,198,478	37,871
Others	5,634	10,480
Total other assets, non-current	$5,204,112	$48,351